John Hancock
Regional
Bank
Fund

ANNUAL
REPORT

10.31.01

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

The U.S. stock market has had a very difficult time in 2001, as the economy has slowed to a standstill and the parade of corporate earnings disappointments has continued. The Federal Reserve aggressively began to attack the economic slowdown, cutting short-term interest rates throughout the year. However, the moves had little effect and the market remained in turmoil as investors tried to get a clearer timetable for economic and corporate recovery.

Then on September 11, 2001, a terrorist attack of unspeakable magnitude was launched on the United States, shocking the world, sending markets worldwide into a short-term free fall and pushing the already fragile U.S. economy into recession. As a result, the Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, lost 18.80% year-to-date through October. Bonds have outperformed stocks overall, producing mostly positive results, as they were the beneficiaries of the rate cuts and investors' search for safety.

Apart from the immediate impact of devastating human loss, the tragic events of September 11 have understandably raised concerns about the broader repercussions on our country's economy and financial markets. We have great confidence in the United States economy, its financial systems and, above all, its people. Throughout history, they have withstood a range of challenges -- from the Great Depression, to wars, natural disasters and global financial turmoil -- and have emerged stronger thereafter. We encourage shareholders to keep this longer-term perspective, difficult as it may seem, when making investment decisions in the coming days.

Today, we are seeing the full resources of industry and the U.S. government working to bolster and sustain our systems. Although we expect market volatility in the near term, what remains certain is that the U.S. economic and financial systems are working and resilient. "The American economy is open for business," said Deputy Treasury Secretary Ken Dam the day after the attack. We never had any doubts.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by invest
ing primarily in
stocks of regional
banks and lending
companies.

Over the last twelve months

* The stock market declined sharply as the economy ground to a halt and corporate profits sank.

* The Fund produced solid results, with its focus on regional bank and thrift stocks that were lifted by falling interest rates.

* The Fund's increased stake in non-bank financial stocks more connected to the equity markets worked against us this period.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.90% total return for Class A. The second bar represents the 6.15% total return for Class B. The third bar represents the 6.15% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.2%   Charter One Financial
 3.1%   North Fork Bancorp.
 2.9%   Fifth Third Bancorp
 2.7%   BB&T Corp.
 2.7%   First Tennessee National
 2.7%   Washington Mutual
 2.6%   Wells Fargo
 2.4%   American International Group
 2.2%   BancWest
 2.2%   Mellon Financial

As a percentage of net assets on October 31, 2001.



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS M. FINUCANE AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

MANAGERS'
REPORT

The stock market took a beating over the last 12 months, shaken by a rapidly declining economy and a steady stream of earnings disappointments. Even the aggressive string of interest-rate cuts by the Federal Reserve since January 3 was not enough to spark an economic recovery. Then the events of September 11 pushed the already fragile economy over the edge into what most analysts agree is a recession. With investors growing increasingly wary, the stock market remained solidly in the bear market territory it entered more than a year ago, and the Standard & Poor's 500 Index returned -24.89% for the year ending
October 31, 2001.

"Financial stocks held up
 better than the market
 as a whole, but perfor
 mance varied widely
 within the sector."

Financial stocks held up better than the market as a whole, but performance varied widely within the sector. Financial companies whose businesses were connected to the equity market -- including brokers, asset managers and banks engaged in investment banking and trading -- were hard hit by the market's downturn. On the other hand, financial institutions that had more sensitivity to falling interest rates, such as savings and loans, turned in excellent results, since their earnings held up better than most market segments and they were undervalued as the year began.

FUND PERFORMANCE

With our focus on the midsize and smaller regional banks and thrifts that were the best performers, John Hancock Regional Bank Fund significantly outpaced both the broad market and its peers. For the year ended October 31, 2001, the Fund's Class A, Class B and Class C shares posted total returns of 6.90%, 6.15% and 6.15%, respectively, at net asset value. That compared with the -5.99% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team leader Jim Schmidt flush right next to first paragraph.]

"...John Hancock Regional
 Bank Fund significantly
 outpaced both the broad
 market and its peers."

REVENGE OF THE NERDS

Over the past several years, the banks whose stocks performed the best were those involved in higher-growth, fee-based businesses such as brokerage, investment management and mutual fund processing. This year, with the equity markets in tatters, the spotlight turned back to the "plain vanilla" banks whose revenues come more from a traditional banking source -- the spread income that represents the difference between interest collected on loans and paid on deposits. These banks, particularly savings and loan institutions, benefited from the Fed's nine interest-rate cuts that brought short-term rates down from 6.5% in January to 2.5% by the end of October. Our overweighting in this group served us well, as did our stock choices, including Charter One, National City Corp, Compass Bancshares, AmSouth Bancorp and M&T Bank Corp. We were, however, hurt by our positions in some of the banks more closely connected to the equity markets, including The Bank of New York, Mellon, PNC and State Street.

We also were well served by owning a number of the smaller, undiscovered banks that institutional investors typically don't hold. Not only did these banks benefit from falling rates, but their stocks rose significantly this year as investors were drawn to their inexpensive valuations and their relative underexposure to problem loans.
Contributors included North Fork, Susquehanna Bancshares, First
Tennessee and Seacoast.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is U.S. banks 54%, the second is Superregional banks 17%, the third Thrifts 11%, the fourth Insurance 6%, and the fifth Mortgage banking 3%.]

NON-BANK FINANCIALS HURT SHORT-TERM PERFORMANCE

During the year, we increased the Fund's exposure to non-bank financial stocks to about 12% of the Fund, because convergence in the financial services industry had begun to spread beyond bank mergers with the passage of the Gramm-Leach-Bliley Act of 1999. While the Fund's focus will remain on regional banks with the most reliable earnings growth and the potential to benefit from consolidation, we also wanted to pursue new opportunities for faster growth. So we added positions in high-quality brokerage firms and insurance and finance companies, many of which were hurt in this period by the stock market declines. But in the long term, we believe these companies can produce higher growth rates, with their multi-line businesses that reflect the new direction of the financial services industry.

[Pie chart at bottom of page with heading "Portfolio diversification As a percentage of net assets on 10-31-01." The chart is divided into two sections (from top to left): Common stocks 93%, and Short-term investments & other 7%.]

BANK EARNINGS OUTPACE MARKET; MERGERS FEWER, BUT BETTER

Even in this difficult economic environment, we still expect bank earnings to be positive -- ranging from flat to up 5% -- for 2001 and 2002 as banks absorb higher credit costs at the same time revenues stall. Higher credit costs stem from an expected rise in the level of non-performing loans to more than 1% as a percentage of total assets -- a sharp jump from a year earlier, but still well below the 3.3% level of the last recession in 1991--1992. Bank earnings, while quite modest compared with prior years, are still expected to be better than the current negative scenario for the broad market.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is SouthTrust followed by an up arrow with the phrase "Alabama regional rockets higher on rate mismatch, healthy loan quality." The second listing is SunTrust Banks followed by an up arrow with the phrase "Loses hostile bid for Wachovia, but wins anyway." The third listing is Cullen/Frost Bankers followed by a down arrow with the phrase "Texas regional stumbles on out-of-market lending."]

The pace of merger activity in 2001 remained well below the halcyon days of 1997 and 1998. But we believe the deals that were done this year have been priced at more rational levels and have not been harmful to the acquiring banks, as happened with the rash of mega deals in '97 and '98. Among the more notable transactions were Royal Bank's purchase of Centura, BNP Paribas buying Bank of the West, Fifth Third buying Old Kent and Washington Mutual taking over Dime.

"...we believe the economy
 will sputter for several
 quarters, but then bottom
 in the first half of 2002..."

A LOOK AHEAD

Going forward, we believe the economy will sputter for several quarters, but then bottom in the first half of 2002, as continuing interest-rate cuts and government economic stimulus take hold. Because the stock market tends to anticipate increases in earnings, we expect the stock market to turn up before the economy. That bodes well for financial stocks connected to equity market activity, while continued lower rates are favorable to the types of banks that are the Fund's focus.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2001

The index used for
comparison is the
Standard & Poor's
500 Index, an unman
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C        Index
Inception date                  1-3-92      10-4-85       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         1.56%        1.32%        4.12%      -24.89%
Five years                       8.79%        8.88%          --        10.04%
Ten years                          --        17.72%          --        12.75%
Since inception                 17.64%          --        -1.44%          --

Cumulative total returns with maximum sales charge (POP)
One year                         1.56%        1.32%        4.12%      -24.89%
Five years                      52.41%       53.04%          --        61.38%
Ten years                          --       411.27%          --       232.12%
Since inception                393.73%          --        -3.81%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class B shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $51,127 as of October 31, 2001. The second line represents the Index and is equal to $32,212 as of October 31, 2001.

                                    Class A     Class C1
Inception date                       1-3-92       3-1-99
Without sales charge                $51,976       $9,716
With maximum sales charge           $49,373       $9,619
Index                               $31,057       $8,843

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class A and Class C shares, respectively, as of October 31, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2001

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES                          ISSUER                                                         VALUE
COMMON STOCK 93.00%                                                                   $2,543,430,335
(Cost $1,254,658,054)

Banks -- Foreign 0.71%                                                                   $19,504,810
661,180                         Royal Bank of Canada (ON)                                 19,504,810

Banks -- United States 53.98%                                                          1,476,329,731
2,304,722                       AmSouth Bancorp. (AL)                                     39,848,643
  271,454                       BancFirst Corp. (OK)                                       9,433,027
1,732,780                       BancWest Corp. (HI)                                       60,560,661
2,663,673                       Banknorth Group, Inc. (ME)                                58,414,349
2,279,432                       BB&T Corp. (NC)                                           73,169,767
  198,900                       Bryn Mawr Bank Corp. (PA)                                  5,449,860
1,174,986                       Chittenden Corp. (VT)                                     29,069,154
  536,300                       City National Corp. (CA)                                  21,988,300
  809,100                       Colonial BancGroup, Inc. (AL)                             10,194,660
  584,197                       Comerica, Inc. (MI)                                       26,925,640
1,227,796                       Commerce Bancshares, Inc. (MO)                            44,532,161
  189,052                       Commercial Bankshares, Inc. (FL)                           3,950,714
  739,950                       Community First Bankshares, Inc. (ND)                     17,773,599
1,923,125                       Compass Bancshares, Inc. (AL)                             48,135,819
1,847,350                       Cullen/Frost Bankers. Inc. (TX)                           49,804,556
1,419,802                       Fifth Third Bancorp (OH)                                  80,105,229
   61,494                       First Citizens BancShares, Inc. (Class A) (NC)             5,780,436
  388,743                       First Republic Bank* (CA)                                  7,833,171
2,106,300                       First Tennessee National Corp. (TN)                       72,772,665
  263,273                       F.N.B. Corp. (PA)                                          6,413,330
  759,698                       Fulton Financial Corp. (PA)                               16,652,580
  302,700                       Hancock Holding Co. (MS)                                  11,775,030
  439,800                       Hibernia Corp. (Class A) (LA)                              6,684,960
  468,759                       Hudson United Bancorp. (NJ)                               12,183,046
  750,000                       Independent Bank Corp. (MA)                               14,587,500
  588,653                       M&T Bank Corp. (NY)                                       38,556,772
  686,480                       Marshall & Ilsley Corp. (WI)                              40,255,187
1,796,554                       Mellon Financial Corp. (PA)                               60,364,214
  883,050                       Mercantile Bankshares Corp. (MD)                          33,750,171
  222,900                       Mississippi Valley Bancshares, Inc. (MO)                   8,452,368
2,378,701                       National Commerce Financial Corp. (TN)                    54,115,448
3,005,727                       North Fork Bancorp., Inc. (NY)                            83,859,783
  266,889                       Provident Bankshares Corp. (MD)                            5,876,896
  835,000                       Regions Financial Corp. (AL)                              22,469,850
  169,800                       Seacoast Banking Corp. (Class A) (FL)                      7,107,828
  241,863                       Sky Financial Group, Inc. (OH)                             4,820,330
2,561,800                       SouthTrust Corp. (AL)                                     58,050,388
  754,000                       State Street Corp. (MA)                                   34,337,160
  434,145                       Sterling Bancshares, Inc. (TX)                             5,170,667
  669,693                       Susquehanna Bancshares, Inc. (PA)                         14,164,007
1,271,442                       TCF Financial Corp. (MN)                                  53,400,564
  441,450                       Texas Regional Bancshares, Inc. (Class A) (TX)            14,788,575
  332,575                       TriCo Bancshares (CA)                                      6,219,984
  297,000                       Trustmark Corp. (MS)                                       7,116,120
  664,800                       UnionBanCal Corp. (CA)                                    22,197,672
  572,067                       Union Planters Corp. (TN)                                 23,168,713
3,126,487                       U.S. Bancorp (MN)                                         55,588,939
  705,575                       Westamerica Bancorp. (CA)                                 25,781,710
  423,800                       Whitney Holding Corp. (LA)                                16,638,388
  960,750                       Zions Bancorp. (UT)                                       46,039,140

Finance 0.78%                                                                             21,280,200
  435,000                       Morgan Stanley Dean Witter & Co. (NY)                     21,280,200

Insurance 5.50%                                                                          150,441,513
  401,000                       Allstate Corp. (The) (IL)                                 12,583,380
  829,787                       American International Group, Inc. (NY)                   65,221,258
  447,000                       Lincoln National Corp. (PA)                               18,930,450
  340,000                       MBIA, Inc. (NY)                                           15,660,400
  274,000                       MetLife, Inc. (NY)                                         7,370,600
  246,500                       Protective Life Corp. (AL)                                 6,791,075
  645,000                       Torchmark Corp. (AL)                                      23,884,350

Money Center Banks 1.45%                                                                  39,525,762
1,117,810                       J.P. Morgan Chase & Co. (NY)                              39,525,762

Mortgage Banking 2.74%                                                                    74,864,520
  430,000                       Federal Home Loan Mortgage (VA)                           29,162,600
  564,500                       Federal National Mortgage Assn. (DC)                      45,701,920

Superregional Banks 17.24%                                                               471,598,447
  391,382                       Bank of America Corp. (NC)                                23,087,624
1,627,898                       Bank of New York Co., Inc. (The) (NY)                     55,364,811
1,340,441                       Bank One Corp. (OH)                                       44,489,237
1,628,220                       FleetBoston Financial Corp. (MA)                          53,503,309
  608,934                       KeyCorp (OH)                                              12,945,937
2,142,828                       National City Corp. (OH)                                  56,570,659
  704,900                       PNC Bank Corp. (PA)                                       38,699,010
  980,515                       SunTrust Banks, Inc. (GA)                                 58,693,628
1,953,288                       Wachovia Corp. (NC)                                       55,864,037
1,832,410                       Wells Fargo & Co. (CA)                                    72,380,195

Thrifts 10.60%                                                                           289,885,352
  595,000                       Astoria Financial Corp. (NY)                              30,993,550
  266,700                       BostonFed Bancorp., Inc. (MA)                              6,134,100
3,260,623                       Charter One Financial, Inc. (OH)                          88,851,977
1,128,686                       Golden State Bancorp., Inc.* (CA)                         28,623,477
  904,000                       GreenPoint Financial Corp. (NY)                           28,973,200
  461,743                       MAF Bancorp., Inc. (IL)                                   12,928,804
  922,860                       Washington Federal, Inc. (WA)                             20,902,779
2,400,711                       Washington Mutual, Inc. (WA)                              72,477,465

                                                           INTEREST    PAR VALUE
ISSUER, DESCRIPTION                                        RATE        (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 8.55%                                                            $233,895,000
(Cost $233,895,000)

Joint Repurchase Agreement 8.55%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 10-31-01, due 11-01-01
(Secured by U.S. Treasury Bond, 6.375% due 08-15-27 and
U.S. Treasury Note, 3.625% due 01-15-08)                    2.58%       $233,895         233,895,000

TOTAL INVESTMENTS 101.55%                                                             $2,777,325,335

OTHER ASSETS AND LIABILITIES, NET (1.55%)                                               ($42,471,357)

TOTAL NET ASSETS 100%                                                                 $2,734,853,978

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2001

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.

You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value
Unaffiliated issuers (cost $1,473,995,987)                     $2,746,433,037
Affiliated issuers (cost $14,557,067)                              30,892,298
Cash                                                                      794
Receivable for investments sold                                     2,244,200
Receivable for shares sold                                            568,542
Dividends and interest receivable                                   5,553,246
Other assets                                                          240,681

Total assets                                                    2,785,932,798

LIABILITIES
Payable for investments purchased                                  44,197,840
Payable for shares repurchased                                      3,751,956
Payable to affiliates                                               2,683,105
Other payables and accrued expenses                                   445,919

Total liabilities                                                  51,078,820

NET ASSETS
Captial paid-in                                                 1,121,084,450
Accumulated net realized gain on investments                      323,038,349
Net unrealized appreciation of investments                      1,288,772,281
Undistributed net investment income                                 1,958,898

Net assets                                                     $2,734,853,978

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($796,618,633 [DIV] 19,868,925 shares)                         $40.09
Class B ($1,899,602,950 [DIV] 47,675,875 shares)                       $39.84
Class C ($38,632,395 [DIV] 969,589 shares)                             $39.84

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($40.09 [DIV] 95%)                                           $42.20
Class C ($39.84 [DIV] 99%)                                             $40.24

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2001

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (including $468,351 received from affiliated issuers
  and net of foreign withholding taxes of $30,743)                $76,468,924
Interest                                                            7,158,195

Total investment income                                            83,627,119

EXPENSES
Investment management fee                                          23,422,862
Class A distribution and service fee                                2,558,055
Class B distribution and service fee                               21,953,148
Class C distribution and service fee                                  417,151
Transfer agent fee                                                  5,475,194
Accounting and legal services fee                                     620,939
Custodian fee                                                         431,657
Trustees' fee                                                         168,565
Miscellaneous                                                          48,083
Printing                                                               41,122
Auditing fee                                                           36,900
Registration and filing fee                                            28,884
Legal fee                                                              23,336

Total expenses                                                     55,225,896

Net investment income                                              28,401,223

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments (including $3,096,823
  gain on sales of investments in affiliated issuers)             379,811,924
Change in net unrealized appreciation (depreciation)
  on investments                                                 (204,689,820)

Net realized and unrealized gain                                  175,122,104

Increase in net assets from operations                           $203,523,327

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif
ference reflects
earnings less
expenses,
any investment
gains and losses,
distributions
paid to share-
holders and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  10-31-00         10-31-01
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $48,017,371      $28,401,223

Net realized gain                              313,533,823      379,811,924
Change in net unrealized
  appreciation (depreciation)                 (965,368,431)    (204,689,820)
Increase (decrease) in net assets
  resulting from operations                   (603,817,237)     203,523,327

Distributions to shareholders
From net investment income
Class A                                        (16,932,055)     (11,803,922)
Class B                                        (31,809,025)     (15,631,449)
Class C                                           (299,402)        (283,969)
From net realized gain
Class A                                        (97,505,447)     (64,165,032)
Class B                                       (294,149,675)    (178,035,033)
Class C                                           (671,576)      (2,837,671)
                                              (441,367,180)    (272,757,076)

From fund share transactions                  (812,746,101)    (189,914,515)

NET ASSETS
Beginning of period                          4,851,932,760    2,994,002,242

End of period 1                             $2,994,002,242   $2,734,853,978

1 Includes undistributed net investment income of $1,272,746 and $1,958,898, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.99      $48.73      $50.34      $51.21      $41.44
Net investment income 1                                   0.64        0.66        0.68        0.78        0.60
Net realized and unrealized
  gain (loss) on investments                             15.02        1.99        2.36       (5.49)       2.04
Total from
  investment operations                                  15.66        2.65        3.04       (4.71)       2.64
Less distributions
From net investment income                               (0.61)      (0.65)      (0.70)      (0.81)      (0.60)
From net realized gain                                   (0.31)      (0.39)      (1.47)      (4.25)      (3.39)
                                                         (0.92)      (1.04)      (2.17)      (5.06)      (3.99)
Net asset value,
  end of period                                         $48.73      $50.34      $51.21      $41.44      $40.09
Total return 2(%)                                        46.79        5.33        6.24       (8.62)       6.90

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,597      $1,500      $1,206        $788        $797
Ratio of expenses to average
  net assets (%)                                          1.30        1.24        1.27        1.37        1.28
Ratio of net investment income
  to average net assets (%)                               1.55        1.23        1.33        2.01        1.42
Portfolio turnover (%)                                       5           5           4           5          23

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.83      $48.48      $50.08      $50.94      $41.20
Net investment income 1                                   0.35        0.30        0.35        0.50        0.31
Net realized and unrealized
  gain (loss) on investments                             14.95        1.97        2.36       (5.46)       2.02
Total from
  investment operations                                  15.30        2.27        2.71       (4.96)       2.33
Less distributions
From net investment income                               (0.34)      (0.28)      (0.38)      (0.53)      (0.30)
From net realized gain                                   (0.31)      (0.39)      (1.47)      (4.25)      (3.39)
                                                         (0.65)      (0.67)      (1.85)      (4.78)      (3.69)
Net asset value,
  end of period                                         $48.48      $50.08      $50.94      $41.20      $39.84
Total return 2 (%)                                       45.78        4.62        5.55       (9.26)       6.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $4,848      $4,507      $3,639      $2,172      $1,900
Ratio of expenses to average
  net assets (%)                                          2.00        1.92        1.92        2.07        1.98
Ratio of net investment income
  to average net assets (%)                               0.84        0.56        0.68        1.31        0.73
Portfolio turnover (%)                                       5           5           4           5          23

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.77      $50.94      $41.20
Net investment income 1                                   0.22        0.32        0.30
Net realized and unrealized
  gain (loss) on investments                              0.21       (5.28)       2.03
Total from
  investment operations                                   0.43       (4.96)       2.33
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)
From net realized gain                                      --       (4.25)      (3.39)
                                                         (0.26)      (4.78)      (3.69)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84
Total return 2 (%)                                        0.87 4     (9.26)       6.15

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $34         $39
Ratio of expenses to average
  net assets (%)                                          1.97 5      2.07        1.98
Ratio of net investment income
  to average net assets (%)                               0.65 5      1.30        0.71
Portfolio turnover (%)                                       4           5          23

1 Based on the average of the shares outstanding at the end of each month.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-01-99.

4 Not annualized.

5 Annualized.

See notes to
financial statements.


NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation from a portfolio of equity securities of regional banks and lending institutions.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex- dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $1,097,140 with regard to sales of Class A shares. Of this amount, $132,977 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $881,073 was paid as sales commissions to unrelated broker-dealers and $83,090 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $154,058 with regard to sales of Class C shares. Of this amount, $152,807 was paid as sales commissions to unrelated broker-dealers and $1,251 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2001, CDSCs received by JH Funds amounted to $4,080,529 for Class B shares and $37,796 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                      YEAR ENDED 10-31-00              YEAR ENDED 10-31-01
                                 SHARES            AMOUNT         SHARES            AMOUNT
CLASS A SHARES
Sold                          4,727,605      $178,921,180      3,768,184      $158,548,460
Distributions reinvested      2,384,851        94,801,691      1,649,079        63,320,380
Repurchased                 (11,631,382)     (436,243,811)    (4,573,055)     (192,000,708)
Net increase (decrease)      (4,518,926)    ($162,520,940)       844,208       $29,868,132

CLASS B SHARES
Sold                          6,513,223      $250,627,021      3,288,747      $134,374,361
Distributions reinvested      5,560,487       220,513,818      3,575,571       135,854,532
Repurchased                 (30,813,483)   (1,146,976,880)   (11,894,998)     (495,622,984)
Net decrease                (18,739,773)    ($675,836,041)    (5,030,680)    ($225,394,091)

CLASS C SHARES
Sold                            845,921       $31,338,415        453,251       $18,826,290
Distributions reinvested         20,243           791,546         64,404         2,449,097
Repurchased                    (174,785)       (6,519,081)      (373,740)      (15,663,943)
Net increase                    691,379       $25,610,880        143,915        $5,611,444

NET DECREASE                (22,567,320)    ($812,746,101)    (4,042,557)    ($189,914,515)


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2001, aggregated $681,276,392 and $1,243,882,250, respectively.

The cost of investments owned at October 31, 2001, including short-term investments, for federal income tax purposes was $1,489,392,077. Gross unrealized appreciation and depreciation of investments aggregated $1,297,953,495 and $10,020,237, respectively, resulting in net unrealized appreciation of $1,287,933,258.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2001 is set forth below.


                                 BEGINNING    ENDING
                                     SHARE     SHARE     REALIZED  DIVIDEND      ENDING
AFFILIATE                           AMOUNT    AMOUNT  GAIN (LOSS)    INCOME       VALUE
---------------------------------------------------------------------------------------
BostonFed Bancorp., Inc. (MA)
bought: none, sold: 64,000 shares
at $808,607                        330,700   266,700    $602,528   $85,110   $6,134,100

Commercial Bankshares, Inc. (FL)
bought: none, sold: 10,000 shares
at $169,369                        199,052   189,052      31,700    77,511    3,950,714

GA Financial, Inc. (PA)
bought: none, sold:
334,500 shares
at $14,149,201                     334,500        --     446,295        --           --

Independent Bank Corp. (MA)
bought: none, sold: 70,000
at $733,656                        820,000   750,000     540,981   172,700   14,587,500

North Valley Bancorp. (CA)
bought: none, sold:
204,200 shares at $301,990         204,200        --   1,475,319        --           --

TriCo Bancshares (CA)
bought: none, sold: none           332,575   332,575          --   133,030    6,219,984

Totals                                                $3,096,823  $468,351  $30,892,298


NOTE F
Reclassification
of accounts

During the year ended October 31, 2001, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $55,280,978, an increase in undistributed net investment income of $4,269 and an increase in capital paid-in of $55,276,709. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2001. Additional adjustments may be needed in subsequent reporting periods.

These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to book/tax differences in accounting for deferred compensation under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Regional Bank Fund of
John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Regional Bank Fund, (a series of John Hancock Investment Trust II) (the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2001



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its taxable year ended October 31, 2001.

The Fund has designated distributions to shareholders of $300,322,166 as a capital gain dividend.

With respect to dividends paid by the Fund for the fiscal year ended October 31, 2001, 100.00% of the distributions qualify for the dividends-received deduction available to corporations.

Shareholders will receive a 2001 U.S. Treasury Department Form 1099-DIV in January 2002. This will reflect the total of all distributions that are taxable for calendar year 2001.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Relative Value Fund
                    Growth Trends Fund
                    Large Cap Growth Fund
                    Large Cap Value Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Growth Fund
                    Small Cap Value Fund
                    Sovereign Investors Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Yield Bond Fund
                    Intermediate Government Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Tax-Free Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Regional Bank Fund.

0100A  10/01
       12/01






John Hancock
Small Cap
Value
Fund

ANNUAL
REPORT

10.31.01

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29


Dear Fellow Shareholders,

The U.S. stock market has had a very difficult time in 2001, as the economy has slowed to a standstill and the parade of corporate earnings disappointments has continued. The Federal Reserve aggressively began to attack the economic slowdown, cutting short-term interest rates throughout the year. However, the moves had little effect and the market remained in turmoil as investors tried to get a clearer timetable for economic and corporate recovery.

Then on September 11, 2001, a terrorist attack of unspeakable magnitude was launched on the United States, shocking the world, sending markets worldwide into a short-term free fall and pushing the already fragile U.S. economy into recession. As a result, the Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, lost 18.80% year-to-date through October. Bonds have outperformed stocks overall, producing mostly positive results, as they were the beneficiaries of the rate cuts and investors' search for safety.

Apart from the immediate impact of devastating human loss, the tragic events of September 11 have understandably raised concerns about the broader repercussions on our country's economy and financial markets. We have great confidence in the United States economy, its financial systems and, above all, its people. Throughout history, they have withstood a range of challenges - from the Great Depression, to wars, natural disasters and global financial turmoil - and have emerged stronger thereafter. We encourage shareholders to keep this longer-term perspective, difficult as it may seem, when making investment decisions in the coming days.

Today, we are seeing the full resources of industry and the U.S. government working to bolster and sustain our systems. Although we expect market volatility in the near term, what remains certain is that the U.S. economic and financial systems are working and resilient. "The American economy is open for business," said Deputy Treasury Secretary Ken Dam the day after the attack. We never had any doubts.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in
stocks of small-
capitalization
companies
believed to be
undervalued.

Over the last twelve months

* The stock market continued its decline as the economy sank.

* The Fund's overweighting in technology held back relative performance.

* The Fund benefited from owning stocks of companies with successful restructurings.

[Bar chart with heading "John Hancock Small Cap Value Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2001." The chart is scaled in increments of 5% with -20% at the bottom and 0% at the top. The first bar represents the -18.02% total return for Class A. The second bar represents the -18.58% total return for Class B. The third bar represents the -18.58% total return for Class C. The fourth bar represents the -18.74% total return for Class I*. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception August 15, 2001 to October 31, 2001."]

Top 10 holdings

 5.6%   Pegasus Communications
 4.8%   Hain Celestial Group
 4.6%   ProQuest
 4.1%   Covance
 3.8%   Pathmark Stores
 3.5%   Alpharma
 3.3%   Vicor
 3.1%   Alpha Industries
 2.8%   Cumulus Media
 2.7%   Three-Five Systems

As a percentage of net assets on October 31, 2001.



MANAGERS'
REPORT

BY JAMES S. YU, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND ROGER C. HAMILTON, PORTFOLIO MANAGER

John Hancock
Small Cap Value Fund

James S. Yu recently assumed the role of portfolio management team leader. Mr. Yu has been a member of the team since joining John Hancock in 2000. Previously, he worked as an analyst at Gabelli & Company and Merrill Lynch Asset Management.

The past year's declining stock market left few places for investors to hide. Small-cap stocks, however, fared better than most other sectors because of their more reasonable valuations. The Russell 2000 Index, which measures small-cap stock performance, posted a -12.70% return for the year ended October 31, 2001, compared with a -24.89% return for the Standard & Poor's 500 Index. Stocks in most sectors were volatile, buffeted by the Federal Reserve's aggressive campaign to lower interest rates and by uncertainties about the timing of an economic recovery. The tragic events of September 11 added to the market's troubles, dashing any hope of economic recovery before year end. Value sectors, particularly more defensive ones like finance and utilities, surged ahead, with the Russell 2000 Value Index delivering a return of 8.75% for the 12-month period. By contrast, growth sectors like technology and telecommunications continued to nosedive, leaving the Russell 2000 Growth Index with a -31.50% return over the same period.

"The past year's declining
 stock market left
 few places for investors
 to hide."

PERFORMANCE REVIEW

During the past year, John Hancock Small Cap Value Fund was aggressively positioned for an economic recovery, which hurt relative performance, particularly in the third quarter. The Fund's Class A, Class B, and Class C shares returned -18.02%, -18.58% and -18.58%, respectively, at net asset value, for the year ended October 31, 2001. By comparison, the average small-cap core fund, which has a higher stake in classic value stocks, returned -5.62%, according to Lipper, Inc.1 Class I shares, which were launched on August 15, 2001, returned -18.74 at net asset value from inception through October 31, 2001. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

[A photo of Team leader James Yu flush right next to first paragraph.]

STRATEGY REVIEW

Our strategy is to buy great businesses when their stocks go on sale. We especially look for businesses where there is a catalyst, such as a management change, restructuring or spin-off, with the potential to unleash the stock's intrinsic value. We found some of our best buys in more traditional growth sectors like technology and telecommunications, where we maintained above-average investments. We also had a concentration in media names, which we expected to do well as the economy rebounded and advertising picked up. At the same time, we kept a below-average stake in classic value sectors like finance, which we felt had less long-term appreciation potential.

"Our strategy is to buy
 great businesses when
 their stocks go on sale."

RESTRUCTURING REWARDS

Among our best performers were companies that gained recognition from restructuring their businesses. Covance, a pharmaceutical contract research organization, and ProQuest, an information services firm (formerly Bell & Howell), both benefited from cleaning up their balance sheets by selling off non-core assets and paying down debt. Pittston Brink's Group also did well by refocusing on its core security business, selling unrelated businesses and trimming debt. Finally, Pathmark Stores, an urban grocery store chain, took off after re-emerging from bankruptcy under new management. Acquisitions also helped the Fund. ACNielsen, a leading global consumer market research company; NOVA, a transaction processor; and AXENT Technologies, a software company, all were bought out at a nice premium and eliminated from the portfolio. Several other stocks, including AirGate PCS, a wireless company, and Career Education, a for-profit education company, climbed to what we believed were full valuations, so we took profits.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Computers 18%, the second is Telecommunications 16%, the third Electronics 13%, the fourth Medical 11%, and the fifth Media 10%.]

[Pie chart at bottom of page with heading "Portfolio diversification As a percentage of net assets on October 31, 2001." The chart is divided into two sections (from top to left): Common stocks 98% and Short-term investments & other 2%.]

COMMUNICATIONS DISAPPOINTMENTS

Our largest investment was Pegasus Communications, a direct television satellite provider that fell sharply over concerns about the company's debt level and new business strategy. We used the decline to add to our stake. Another laggard in the communications area was NTELOS, a rural telecommunications company, whose stock price fell when investors objected to the company's financing for a proposed acquisition. We held on, expecting the company to resolve these concerns. Many of our technology investments turned in above-average returns. But Vicor, which supplies electrical power components used in telecom equipment, and Aspen Technology, which makes software to enhance manufacturing efficiencies in the chemical, refining, and pharmaceutical industries, both got hit hard as end-market demand weakened. Other disappointments included Hain Celestial Group, a health-food company struggling with cost controls, and i-STAT, a medical device company with some short-term financing issues. Our media names, including Cumulus Media, also fared poorly as the economy slumped. We held on to all our disappointments because we still believe in their strong prospects.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Pegasus Communications followed by a down arrow with the phrase "Concerns about debt levels and new strategy." The second listing is NTELOS followed by a down arrow with the phrase "Concerns over financing for proposed acquisition." The third listing is ProQuest followed by an up arrow with the phrase "Sale of non-core businesses, lower debt level."]

"Our strategy will be
 to remain patient,
 positioned for an
 economic recovery, and
 ready to take advantage
 of market weakness."

OPTIMISTIC OUTLOOK

We remain optimistic about the future of small-cap stocks. The events of September 11 caused the economy to take a steeper-than-expected downturn, which we believe increases the likelihood of a quick recovery as early as the second quarter of 2002. A stronger economy bodes well for both corporate earnings and stock prices. Small-cap stocks, in particular, stand to do well as they tend to outperform other sectors when the economy is coming out of recession. They have less global exposure, which means the fortunes of the U.S. economy have a bigger impact on their bottom line. In addition, they benefit more than larger companies from a low interest-rate environment. Our strategy will be to remain patient, positioned for an economic recovery, and ready to take advantage of market weakness.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for a discussion of the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2001

The index used for
comparison is the
Russell 2000 Index,
an unmanaged small-
cap index composed of
2,000 U.S. stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Class I 1      Index
Inception date                 1-3-94       1-3-94       5-1-98      8-15-01           --

Average annual returns with maximum sales charge (POP)
One year                      -22.11%      -22.30%      -20.14%           --      -12.70%
Five years                     15.02%       15.18%           --           --        6.07%
Since inception                14.06%       14.00%       10.38%      -18.74% 2         --

Cumulative total returns with maximum sales charge (POP)
One year                      -22.11%      -22.30%      -20.14%           --      -12.70%
Five years                    101.32%      102.69%           --           --       34.24%
Since inception               179.87%      178.77%       41.30%      -18.74%           --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions were terminated effective March 1, 1999.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund, before sales charge, and is equal to $29,468 as of October 31, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $27,987 as of October 31, 2001. The third line represents the Index and is equal to $18,457 as of October 31, 2001.

                                    Class B 1    Class C 1    Class I 2
Inception date                       1-3-94       5-1-98      8-15-01
Without sales charge                $27,877      $14,278       $8,126
With maximum sales charge                --      $14,135           --
Index                               $18,457       $9,278       $8,864

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2001

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES      ISSUER                                                                                          VALUE
COMMON STOCKS  97.54%                                                                                $719,661,512
(Cost $881,227,673)

Aerospace  1.02%                                                                                       $7,555,422
  914,700   Innovative Solutions & Support, Inc.*                                                       7,555,422

Broker Services  2.94%                                                                                 21,652,425
  775,000   Instinet Group, Inc.*                                                                       7,440,000
  182,500   Jefferies Group, Inc.                                                                       6,053,525
  830,000   Knight Trading Group, Inc.*                                                                 8,158,900

Business Services -- Misc.  0.21%                                                                       1,524,000
1,200,000   Student Advantage Securities (R)                                                            1,524,000

Computers  18.25%                                                                                     134,625,034
1,326,800   Aspen Technology, Inc.*                                                                    17,580,100
1,007,000   Aware, Inc.*                                                                                4,652,340
1,033,100   Concord Communications, Inc.*                                                              15,134,915
  400,300   Electronics for Imaging, Inc.*                                                              7,877,904
  274,150   Hyperion Solutions Corp.*                                                                   4,112,250
1,583,000   MicroStrategy, Inc.*                                                                        4,353,250
1,150,750   Parametric Technology Corp.*                                                                8,066,757
  980,750   ProQuest Co.*                                                                              33,541,650
  686,200   S1 Corp.*                                                                                   7,136,480
1,132,400   Student Advantage, Inc.*                                                                    1,438,148
3,772,900   UNOVA, Inc.*                                                                               11,997,822
1,306,375   Wind River Systems, Inc.*                                                                  18,733,418

Diversified Manufacture Operations  2.73%                                                              20,116,250
1,045,000   Pittston Brink's Group                                                                     20,116,250

Electronics  13.00%                                                                                    95,935,020
  993,450   Alpha Industries, Inc.                                                                     23,127,516
  644,000   Axcelis Technologies, Inc.*                                                                 8,442,840
  733,654   MKS Instruments, Inc.*                                                                     15,832,253
1,297,170   Three-Five Systems, Inc.*                                                                  20,119,107
3,295,500   Viasystems Group, Inc.*                                                                     4,251,195
1,567,950   Vicor Corp.*                                                                               24,162,109

Finance  1.73%                                                                                         12,771,000
1,290,000   Sovereign Bancorp, Inc.                                                                    12,771,000

Food  6.38%                                                                                            47,050,854
  522,648   Galaxy Nutritional Foods, Inc.* (r)                                                         3,114,982
  603,700   Galaxy Nutritional Foods, Inc.*                                                             3,598,052
1,793,500   Hain Celestial Group, Inc.*                                                                35,367,820
  710,000   Wild Oats Markets, Inc.*                                                                    4,970,000

Insurance  0.51%                                                                                        3,774,000
   85,000   StanCorp Financial Group, Inc.                                                              3,774,000

Media  9.52%                                                                                           70,261,706
3,081,800   Cumulus Media, Inc. (Class A)*                                                             20,524,788
4,183,300   Pegasus Communications Corp.*                                                              41,414,670
  244,500   Radio One, Inc. (Class D)*                                                                  2,823,975
  943,100   Regent Communications, Inc.*                                                                5,498,273

Medical  10.83%                                                                                        79,927,955
  922,000   Alpharma, Inc. (Class A)                                                                   25,539,400
1,665,800   Covance, Inc.*                                                                             30,567,430
   50,000   Cyberonics, Inc.*                                                                             786,000
  600,000   Cyberonics, Inc.* (R)                                                                       9,432,000
2,176,500   i-STAT Corp.*                                                                              13,603,125

Oil & Gas 4.45%                                                                                        32,794,403
1,735,000   Chesapeake Energy Corp.                                                                    12,578,750
  391,000   Petroleum Geo-Services ASA, American Depositary
              Receipt (ADR)* (Norway)                                                                   2,310,810
  407,000   Precision Drilling Corp.* (Canada)                                                         10,329,660
  589,050   Pride International, Inc.*                                                                  7,575,183

Resorts/Theme Park  0.19%                                                                               1,423,080
  120,600   Six Flags, Inc.                                                                             1,423,080

Real Estate Investment Trusts  0.22%                                                                    1,635,600
2,726,000   Pinnacle Holdings, Inc.*                                                                    1,635,600

Retail  3.79%                                                                                          27,994,176
1,187,200   Pathmark Stores, Inc.*                                                                     27,994,176

Schools/Education  1.36%                                                                               10,045,750
  275,000   Corinthian Colleges, Inc.*                                                                 10,045,750

Telecommunications  15.53%                                                                            114,577,032
1,031,200   Alaska Communications Systems Holdings, Inc.*                                               7,249,336
2,048,020   Arris Group, Inc.*                                                                         12,062,838
  177,420   Commonwealth Telephone Enterprises, Inc.*                                                   7,598,899
  227,500   CT Communications, Inc.                                                                     3,196,375
2,427,500   CTC Communications Group, Inc.*                                                            13,351,250
  500,000   EMS Technologies, Inc.* (r)                                                                 8,425,000
    2,000   EMS Technologies, Inc.*                                                                        33,700
1,033,000   LCC International, Inc. (Class A)*                                                          5,226,980
1,148,000   Lightbridge, Inc.*                                                                         10,561,600
1,640,000   Nextel Partners, Inc. (Class A)*                                                            8,774,000
1,750,700   NTELOS, Inc.*                                                                              14,110,642
  555,650   SBA Communications Corp.*                                                                   4,556,330
2,721,300   XM Satellite Radio Holdings, Inc. (Class A)*                                               19,430,082

Transportation  2.37%                                                                                  17,475,000
1,350,000   RailAmerica, Inc.* (r)                                                                     15,727,500
  150,000   RailAmerica, Inc.*                                                                          1,747,500

Waste Disposal Service & Equipment  2.51%                                                              18,522,805
1,584,500   Casella Waste Systems, Inc.*                                                               18,522,805

PREFERRED STOCKS  0.75%                                                                                $5,530,800
(Cost $5,530,800)

Medical  0.75%                                                                                          5,530,800
5,531   i-STAT Corp. (r)                                                                                5,530,800

WARRANTS  0.00%                                                                                                $0
(Cost $0)

Food 0.00%
140,000   Galaxy Nutritional Foods, Inc.* (r)                                                                   0

Medical 0.00%
350,000   i-STAT Corp.* (r)                                                                                     0

                                                                         INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 0.43%                                                                           $3,131,000
(Cost $3,131,000)

Joint Repurchase Agreement 0.43%
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 10-31-01, due 11-01-01
(Secured by U.S. Treasury Bond, 6.375% due 08-15-27
and U.S. Treasury Note, 3.625% due 01-15-08)                                2.58%           $3,131      3,131,000

TOTAL INVESTMENTS 98.72%                                                                             $728,323,312

OTHER ASSETS AND LIABILITIES, NET 1.28%                                                                $9,465,581

TOTAL NET ASSETS 100.00%                                                                             $737,788,893

  * Non-income producing security.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                                 VALUE AS A          VALUE
                                                                                 PERCENTAGE          AS OF
                                                  ACQUISITION    ACQUISITION      OF FUND'S    OCTOBER 31,
ISSUER, DESCRIPTION                                      DATE           COST     NET ASSETS           2001
----------------------------------------------------------------------------------------------------------
EMS Technologies Inc. --
  Common Stock                                       08-22-01     $7,000,000           1.14%    $8,425,000

Galaxy Nutritional Foods, Inc. --
  Common Stocks                                      09-25-01      3,000,000           0.42      3,114,982

Galaxy Nutritional Foods, Inc. --
  Warrants                                           09-25-01             --           0.00             --

i-STAT Corp. --
  Preferred Stock                                    08-03-01      5,530,800           0.75      5,530,800

i-STAT Corp. --
  Warrants                                           08-03-01             --           0.00             --

RailAmerica, Inc. --
  Common Stock                                       06-25-01     14,512,500           2.13     15,727,500
                                                                                    -------    -----------
Total                                                                                  4.44%   $32,798,282

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,956,000 or 1.49% of net assets as of October 31, 2001.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

October 31, 2001

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value
Unaffiliated issuers (cost $471,051,389)                         $462,568,122
Affiliated issuers (cost $418,838,084)                            265,755,190
Cash                                                                      792
Receivable for investments sold                                     8,445,752
Receivable for shares sold                                          4,516,917
Dividends and interest receivable                                      32,500
Other assets                                                            7,411

Total assets                                                      741,326,684

LIABILITIES
Payable for investments purchased                                   1,137,925
Payable for shares repurchased                                      1,694,031
Payable to affiliates                                                 575,885
Other payables and accrued expenses                                   129,950

Total liabilities                                                   3,537,791

NET ASSETS
Capital paid-in                                                   902,458,816
Accumulated net realized loss on investments and
  foreign currency transactions                                    (3,101,396)
Net unrealized depreciation on investments                       (161,566,161)
Accumulated net investment loss                                        (2,366)

Net assets                                                       $737,788,893

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($353,163,604 [DIV] 21,292,113 shares)                         $16.59
Class B ($288,486,737 [DIV] 18,011,942 shares)                         $16.02
Class C ($96,130,427 [DIV] 6,002,402 shares)                           $16.02
Class I ($8,125 [DIV] 489 shares)                                      $16.61

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($16.59 [DIV] 95%)                                           $17.46
Class C ($16.02 [DIV] 99%)                                             $16.18

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2001

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Securities lending income                                          $2,022,262
Dividends                                                             523,715
Interest                                                              299,297

Total investment income                                             2,845,274

EXPENSES
Investment management fee                                           4,873,965
Class A distribution and service fee                                1,037,931
Class B distribution and service fee                                2,770,852
Class C distribution and service fee                                  732,167
Class A, B and C transfer agent fee                                 1,828,916
Custodian fee                                                         205,225
Accounting and legal services fee                                     140,464
Interest expense                                                       89,890
Registration and filing fee                                            70,385
Auditing fee                                                           36,000
Trustees' fee                                                          31,688
Printing                                                               31,584
Miscellaneous                                                          25,098
Legal fee                                                               6,867

Total expenses                                                     11,881,032

Net investment loss                                                (9,035,758)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments (including $708,467 net realized gain
  on sales of investments in affiliated issuers)                   12,100,797
Foreign currency transactions                                          (2,818)
Change in net unrealized appreciation (depreciation)
  on investments                                                 (163,051,738)

Net realized and unrealized loss                                 (150,953,759)

Decrease in net assets from operations                          ($159,989,517)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses,
any investment
gains and losses,
distributions
paid to share-
holders, if any,
and any increase
or decrease in
money share-
holders invested
in the Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  10-31-00         10-31-01
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($4,501,183)     ($9,035,758)
Net realized gain                               55,263,992       12,097,979
Change in net unrealized
  appreciation (depreciation)                  (19,598,936)    (163,051,738)

Increase (decrease) in net assets
  resulting from operations                     31,163,873     (159,989,517)

Distributions to shareholders
From net realized gain
Class A                                         (4,269,349)     (22,774,955)
Class B                                         (6,425,707)     (21,074,593)
Class C                                           (367,562)      (4,195,342)
                                               (11,062,618)     (48,044,890)

From fund share transactions                   423,424,243      371,675,769

NET ASSETS
Beginning of period                            130,622,033      574,147,531

End of period 1                               $574,147,531     $737,788,893

1 Includes accumulated net investment loss of $1,616 and $2,366, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.39      $10.32      $12.27      $10.82      $17.27      $22.07
Net investment income (loss) 2                            0.14        0.06        0.02       (0.09)      (0.18)      (0.18)
Net realized and
  unrealized gain (loss)                                  1.17        2.52       (1.47)       6.67        6.35       (3.49)
Total from
  investment operations                                   1.31        2.58       (1.45)       6.58        6.17       (3.67)
Less distributions
From net investment income                               (0.14)      (0.03)         --          --          --          --
From net realized gain                                   (1.24)      (0.60)         --       (0.13)      (1.37)      (1.81)
                                                         (1.38)      (0.63)         --       (0.13)      (1.37)      (1.81)
Net asset value,
  end of period                                         $10.32      $12.27      $10.82      $17.27      $22.07      $16.59
Total return 3 (%)                                       12.91 4     25.25 4    (11.82) 4,5  61.39 4     37.75      (18.02)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $16         $21         $23         $52        $276        $353
Ratio of expenses to
  average net assets (%)                                  0.99        0.99        1.01 6      1.39        1.36        1.35
Ratio of adjusted expenses
  to average net assets 7 (%)                             1.70        1.59        1.62 6      1.54          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                                          1.31        0.47        0.25 6     (0.67)      (0.77)      (0.95)
Portfolio turnover (%)                                      72         140          69         140          36          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-96    12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.38      $10.31      $12.21      $10.71      $16.98      $21.51
Net investment income (loss) 2                            0.07       (0.03)      (0.04)      (0.18)      (0.31)      (0.31)
Net realized and
  unrealized gain (loss)                                  1.17        2.53       (1.46)       6.58        6.21       (3.37)
Total from
  investment operations                                   1.24        2.50       (1.50)       6.40        5.90       (3.68)
Less distributions
From net investment income                               (0.07)         --          --          --          --          --
From net realized gain                                   (1.24)      (0.60)         --       (0.13)      (1.37)      (1.81)
                                                         (1.31)      (0.60)         --       (0.13)      (1.37)      (1.81)
Net asset value,
  end of period                                         $10.31      $12.21      $10.71      $16.98      $21.51      $16.02
Total return 3 (%)                                       12.14 4     24.41 4    (12.29) 4,5  60.33 4     36.73      (18.58)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $22         $35         $31         $75        $249        $288
Ratio of expenses to
  average net assets (%)                                  1.69        1.69        1.71 6      2.06        2.06        2.05
Ratio of adjusted expenses
  to average net assets 7 (%)                             2.40        2.29        2.32 6      2.21          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.62       (0.24)      (0.45) 6    (1.34)      (1.38)      (1.65)
Portfolio turnover (%)                                      72         140          69         140          36          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-98 8  10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $13.39      $10.71      $16.97      $21.51
Net investment loss 2                                    (0.03)      (0.19)      (0.34)      (0.30)
Net realized and
  unrealized gain (loss)                                 (2.65)       6.58        6.25       (3.38)
Total from
  investment operations                                  (2.68)       6.39        5.91       (3.68)
Less distributions
From net realized gain                                      --       (0.13)      (1.37)      (1.81)
Net asset value,
  end of period                                         $10.71      $16.97      $21.51      $16.02
Total return 3 (%)                                      (20.01) 4,5  60.24 4     36.82      (18.58)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        $4         $49         $96
Ratio of expenses to
  average net assets (%)                                  1.71 6      2.09        2.07        2.05
Ratio of adjusted expenses
  to average net assets 7 (%)                             2.32 6      2.25          --          --
Ratio of net investment
  loss to average
  net assets (%)                                         (0.54) 6    (1.43)      (1.50)      (1.62)
Portfolio turnover (%)                                      69         140          36          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 8
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $20.44
Net investment loss 2                                       -- 10
Net realized and
  unrealized loss                                        (3.83)
Total from
  investment operations                                  (3.83)
Net asset value,
  end of period                                         $16.61
Total return 3 (%)                                      (18.74) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9
Ratio of expenses to
  average net assets (%)                                  0.87 6
Ratio of net investment
  loss to average
  net assets (%)                                         (0.06) 6
Portfolio turnover (%)                                      66

 1 Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

 2 Based on the average of the shares outstanding at the end of each month.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 5 Not annualized.

 6 Annualized.

 7 Does not take into consideration expense reductions during the periods shown.

 8 Class C shares began operations on 5-1-98. Class I shares began operations on 8-15-01.

 9 Less than $500,000.

10 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Small Cap Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the year for which loans were outstanding amounted to $2,962,571, and the weighted average interest rate was 3.40%. Interest expense includes $3,864 paid under the line of credit. There was no outstanding borrowing under the line of credit on October 31, 2001.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2001, the Fund loaned securities having a market value of $51,021,966 collateralized by securities in the amount of $52,277,083.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on October 31, 2001.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $1,889,360 with regard to sales of Class A shares. Of this amount, $167,053 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,629,808 was paid as sales commissions to unrelated broker-dealers and $92,499 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $774,099 with regard to sales of Class C shares. Of this amount, $770,074 was paid as sales commissions to unrelated broker-dealers and $4,025 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2001, CDSCs received by JH Funds amounted to $694,117 for Class B shares and $30,847 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays monthly transfer agent fees based on the number of shareholder accounts plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-00            YEAR ENDED 10-31-01
                              SHARES           AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                      13,252,711     $306,712,105    17,209,047     $335,630,884
Distributions reinvested     221,599        3,908,920       953,064       19,032,802
Repurchased               (3,962,243)     (91,425,410)   (9,377,823)    (180,007,726)
Net increase               9,512,067     $219,195,615     8,784,288     $174,655,960

CLASS B SHARES
Sold                       9,065,610     $201,422,685     9,557,260     $180,752,448
Distributions reinvested     286,237        4,953,134       808,251       15,687,660
Repurchased               (2,199,261)     (48,686,548)   (3,929,744)     (70,886,738)
Net increase               7,152,586     $157,689,271     6,435,767     $125,553,370

CLASS C SHARES
Sold                       2,268,701      $51,415,807     4,491,024       $84,963,268
Distributions reinvested      13,580          234,874       145,270         2,819,124
Repurchased                 (226,965)      (5,111,324)     (911,560)      (16,325,953)
Net increase               2,055,316      $46,539,357     3,724,734       $71,456,439

CLASS I SHARES 1
Sold                              --               --           489           $10,000
Net increase                      --               --           489           $10,000

NET INCREASE              18,719,969     $423,424,243    18,945,278      $371,675,769

1 Class I shares began operations on 8-15-01.


NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2001, aggregated $773,111,324 and $456,138,633, respectively.

The cost of investments owned at October 31, 2001, including short-term investments, for federal income tax purposes was $900,817,530. Gross unrealized appreciation and depreciation of investments aggregated $79,871,105 and $252,365,323, respectively, resulting in net unrealized depreciation of $172,494,218.

NOTE E
Transactions in securities of affiliates issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2001 is set forth below.


                                                             BEGINNING      ENDING
                                                                 SHARE       SHARE    REALIZED    DIVIDEND       ENDING
AFFILIATE                                                       AMOUNT      AMOUNT  GAIN (LOSS)     INCOME        VALUE
CTC Communications Group, Inc.
bought: 1,133,000 shares at $6,947,121
sold: 15,000 shares at $531,625                               1,309,500   2,427,500  ($319,382)         --  $13,351,250

Casella Waste Systems, Inc.
bought: 565,000 shares at $4,712,471
sold: none                                                    1,019,500   1,584,500         --          --   18,522,805

Concord Communications, Inc.
bought: 1,033,100 shares at $9,233,105
sold: none                                                           --   1,033,100         --          --   15,134,915

Cumulus Media, Inc. (Class A)
bought: 3,081,800 shares at $32,215,003
sold: none                                                           --   3,081,800         --          --   20,524,788

Galaxy Nutritional Foods, Inc.
bought: 603,700 shares at $2,107,401
sold: none                                                           --     603,700         --          --    3,598,052

Hain Celestial Group, Inc.
bought: 845,250 shares at $19,394,213
sold: none                                                      948,250   1,793,500         --          --   35,367,820

i-STAT Corp.
bought: 2,176,500 shares at $30,066,655
sold: none                                                           --   2,176,500         --          --   13,603,125

Innovation Solutions & Support, Inc.
bought: 752,000 shares at $8,461,017
sold: 31,750 shares at $380,347                                 194,450     914,700    117,461          --    7,555,422

LCC International, Inc. (Class A)
bought: 1,033,000 shares at $5,928,245
sold: none                                                           --   1,033,000         --          --    5,226,980

NTELOS, Inc.1
bought: 1,106,700 shares at $19,164,561
sold: none                                                      644,000   1,750,700         --          --   14,110,642

Pegasus Communications Corp.
bought: 3,670,700 shares at $58,860,882
sold: none                                                      512,600   4,183,300         --          --   41,414,670

Pinnacle Holdings, Inc.
bought: 2,726,000 shares at $10,700,533
sold: none                                                           --   2,726,000         --          --    1,635,600

Three-Five Systems, Inc.
bought: 1,478,970 shares at $22,964,142
sold: 181,800 shares at $3,079,426                                   --   1,297,170    910,388          --   20,119,107

UNOVA, Inc.
bought: 1,790,900 shares at $9,338,363
sold: none                                                    1,982,000   3,772,900         --          --   11,997,822

Vicor Corp.
bought: 1,008,000 shares at $20,315,158
sold: none                                                      559,950   1,567,950         --          --   24,162,110

XM Satellite Radio Holdings, Inc. (Class A)
bought: 2,721,300 shares at $26,201,891
sold: none                                                           --   2,721,300         --          --   19,430,082

Totals                                                                                $708,467          --  265,755,190

1 Name changed from CFW Communications Co. effective 12-6-00.


NOTE F
Reclassification of
accounts

During the year ended October 31, 2001, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $12,159,010, a decrease in accumulated net investment loss of $9,035,008 and an increase in capital paid-in of $3,124,002. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2001. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Ernst & Young
LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Small Cap Value Fund,

We have audited the accompanying statement of assets and liabilities of the John Hancock Small Cap Value Fund (the "Fund"), one of the portfolios constituting John Hancock Investment Trust II, including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Small Cap Value Fund at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                       /S/ ERNST & YOUNG LLP

Boston, Massachusetts
December 10, 2001



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during its taxable year ended October 31, 2001.

With respect to the dividends paid by the Fund for the fiscal year ended October 31, 2001, none of the distributions qualify for the dividends-received deduction available to corporations.

The Fund designated distributions to shareholders of $20,284,408 as long-term capital gain dividends. The Fund did not pay any ordinary income dividends during the fiscal year ended October 31, 2001.

Shareholders will be mailed a 2001 U.S. Treasury Department Form
1099-DIV in January 2002. This will reflect the tax character of all distributions for the calendar year 2001.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Relative Value Fund
                    Growth Trends Fund
                    Large Cap Growth Fund
                    Large Cap Value Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Growth Fund
                    Small Cap Value Fund
                    Sovereign Investors Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Yield Bond Fund
                    Intermediate Government Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Tax-Free Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Value Fund.

3700A  10/01
       12/01






John Hancock
Financial
Industries
Fund

ANNUAL
REPORT

10.31.01

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29


Dear Fellow Shareholders,

The U.S. stock market has had a very difficult time in 2001, as the economy has slowed to a standstill and the parade of corporate earnings disappointments has continued. The Federal Reserve aggressively began to attack the economic slowdown, cutting short-term interest rates throughout the year. However, the moves had little effect and the market remained in turmoil as investors tried to get a clearer timetable for economic and corporate recovery.

Then on September 11, 2001, a terrorist attack of unspeakable magnitude was launched on the United States, shocking the world, sending markets worldwide into a short-term free fall and pushing the already fragile U.S. economy into recession. As a result, the Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, lost 18.80% year-to-date through October. Bonds have outperformed stocks overall, producing mostly positive results, as they were the beneficiaries of the rate cuts and investors' search for safety.

Apart from the immediate impact of devastating human loss, the tragic events of September 11 have understandably raised concerns about the broader repercussions on our country's economy and financial markets. We have great confidence in the United States economy, its financial systems and, above all, its people. Throughout history, they have withstood a range of challenges -- from the Great Depression, to wars, natural disasters and global financial turmoil -- and have emerged stronger thereafter. We encourage shareholders to keep this longer-term perspective, difficult as it may seem, when making investment decisions in the coming days.

Today, we are seeing the full resources of industry and the U.S. government working to bolster and sustain our systems. Although we expect market volatility in the near term, what remains certain is that the U.S. economic and financial systems are working and resilient. "The American economy is open for business," said Deputy Treasury Secretary Ken Dam the day after the attack. We never had any doubts.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund
seeks capital
appreciation by
investing
primarily in stocks
of U.S. and foreign
financial services
companies.

Over the last twelve months

* The stock market fell further as the economy ground to a halt and corporate earnings lagged.

* The Fund's stake in large-cap, market-sensitive stocks hurt relative performance.

* Finance companies benefited from falling interest rates.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2001." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -23.67% total return for Class A. The second bar represents the -24.20% total return for Class B. The third bar represents the -24.21% total return for Class C. The fourth bar represents the -16.65%* total return for Class I. A note below the chart reads "Total returns are at net asset value with all distributions reinvested. *From inception March 1, 2001 through October 31, 2001."]

Top 10 holdings

 5.9%   Citigroup
 5.6%   American International Group
 5.2%   Federal National Mortgage Assn.
 5.0%   Fifth Third Bancorp
 4.5%   Wells Fargo
 4.0%   Federal Home Loan Mortgage
 3.9%   Goldman Sachs Group
 3.6%   Bank of America
 3.5%   State Street
 3.2%   Mellon Financial

As a percentage of net assets on October 31, 2001.



MANAGERS'
REPORT

BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS C. GOGGINS AND THOMAS M. FINUCANE, PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

The stock market took a beating over the last 12 months, shaken by a rapidly declining economy and a steady stream of earnings disappointments. Even the aggressive string of interest-rate cuts by the Federal Reserve since January 3 was not enough to spark an economic recovery. Then the events of September 11 pushed the already fragile economy over the edge into what most analysts agree is a recession. With investors growing increasingly wary, the stock market remained solidly in the bear market territory it entered more than a year ago, and the Standard & Poor's 500 Index returned -24.89% for the year ending
October 31, 2001.

Financial stocks held up better than the market as a whole, but performance varied widely within the sector. Financial companies whose businesses were connected to the equity market -- including brokers, asset managers and banks engaged in investment banking and trading -- were hard hit by the market's downturn. On the other hand, financial institutions that had more sensitivity to falling interest rates, such as savings and loans, turned in solid results, since they had better relative earnings than most market segments and they were undervalued as the year began.

"The stock market took
 a beating over the last
 12 months, shaken by
 a rapidly declining
 economy and a steady
 stream of earnings
 disappointments."

FUND PERFORMANCE

For the year ended October 31, 2001, John Hancock Financial Industries Fund's Class A, Class B and Class C shares posted total returns of -23.67%, -24.20% and -24.21%, respectively, at net asset value. That compared with the -5.99% return of the average financial services fund, according to Lipper, Inc.1 The Fund's Class I shares, which were launched on March 1, 2001, returned -16.65% from inception through October 31, 2001. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team leader Jim Schmidt flush right next to first paragraph.]

LARGE CAPS, BROKERS, MARKET-SENSITIVE BANKS HURT

Several factors accounted for the Fund's relative underperformance. In a year that favored small stocks over large, and stocks with cheaper valuations, the Fund owned a significant number of the larger-cap financial companies with the highest price-to-earnings ratios that got particularly hard hit, including Citigroup, American Express and American International Group (AIG).

"...the Fund owned a
 significant number of
 the larger-cap financial
 companies with the
 highest price-to-earnings
 ratios that got particularly
 hard hit..."

Our emphasis on brokerage stocks such as Charles Schwab, Merrill Lynch, Morgan Stanley Dean Witter and J.P. Morgan Chase also hurt, as the declining market caused a sharp slowdown in trading, IPO and merger and acquisition activity. Although we cut our brokerage stake midway through the year, we did not do so aggressively, because we still believed that the Fed's rate cuts would spark a rebound in the equity and capital markets in the second half of 2001. That has yet to occur even after nine interest-rate cuts through October. For now, we are keeping our emphasis on the institutional side of the brokerage business, holding stocks like Goldman Sachs, because the trading volume there has remained high, and we also think investment banking business will come back quicker than the retail side.

Our exposure to market-sensitive banks involved in higher-growth, fee-based businesses -- such as brokerage, investment management and mutual fund processing -- also hurt performance. These included The Bank of New York, Northern Trust and State Street. We also were underweighted in the more rate-sensitive savings and loans and smaller banks, so we missed much of the rally in those stocks, as their fundamentals improved with falling rates and investors liked their cheap valuations.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Superregional 20%, the second is Mortgage 10%, the third Banks-Money center 9%, the fourth Finance-consumer loans 8%, and the fifth Broker services 7%.

INSURANCE: FOCUS ON PROPERTY AND CASUALTY

Insurance stocks produced mixed results during the year. Life insurance companies suffered in the turbulent equity market environment, which took a toll on variable annuity sales and life company earnings. On the other hand, property and casualty companies benefited from an improved pricing environment. After a brief downturn following the events of September 11, the property and casualty stocks rebounded as it became clear that the industry was equipped to handle the cost of September 11 claims. The industry is well capitalized, with new money flowing in to take advantage of the pricing cycle, which has gotten even stronger since the attacks. Our estimates reflect that overall property and casualty rates are rising by 30% to 40%, with some specialty coverage up by 300% to 400%. In this group, we are emphasizing the highest-quality, most financially stable names, such as AIG, Everest Re Group, Swiss Re and Berkshire Hathaway, since we believe they will benefit from a "flight to quality."

FINANCE COMPANIES BOOSTED, THEN CUT

Midway through the fiscal year, we began to boost our stake in finance companies that benefit from falling rates, and they were among our top performers, including Fannie Mae and Household International. Several of our finance names were also bought out, including Heller Financial, and that served us well. By the end of the period, we had taken profits and scaled back our holdings, especially in credit-card companies, which could be harmed by an economy in recession. We kept only two of the dominant credit-card players, Capital One Financial and MBNA, and also held on to Fannie Mae and Freddie Mac, which have strong earnings visibility.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Fifth Third Bancorp followed by an up arrow with the phrase "Strong credit culture; solid management." The second listing is Charles Schwab followed by a down arrow with the phrase "Retail investors flee equity markets." The third listing is Hartford Financial Services followed by a down arrow with the phrase "Negatively impacted by variable annuity sales declines."]

"...we believe the economy
 will sputter for several
 quarters, but then bottom
 in the first half of 2002..."

A LOOK AHEAD

Going forward, we believe the economy will sputter for several quarters, but then bottom in the first half of 2002, as continuing interest-rate cuts and government economic stimulus take hold. Because the stock market tends to anticipate increases in earnings, we expect the stock market to turn up before the economy, which bodes especially well for financial stocks connected to equity market activity.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2001

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded  common
stocks.

It is not possible to
invest in an index.

                               Class A      Class B      Class C      Class I 1     Index
Inception date                 3-14-96      1-14-97       3-1-99       3-1-01          --

Average annual returns with maximum sales charge (POP)
One year                       -27.49%      -27.99%      -25.71%          --       -24.89%
Five years                       7.45%          --           --           --        10.04%
Since inception                 11.63%        5.74%       -1.69%      -16.65% 2        --

Cumulative total returns with maximum sales charge (POP)
One year                       -27.49%      -27.99%      -25.71%          --       -24.89%
Five years                      43.24%          --           --           --        61.38%
Since inception                 85.81%       30.67%       -4.44%      -16.65%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors, as described in the Fund's prospectus for Class I shares.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $19,565 as of October 31, 2001. The second line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $18,581 as of October 31, 2001. The third line represents the Index and is equal to $18,033 as of October 31, 2001.

                                    Class B      Class C 1    Class I 2
Inception date                      1-14-97       3-1-99       3-1-01
Without sales charge                $13,267       $9,654       $8,722
With maximum sales charge           $13,067       $9,557           --
Index                               $15,308       $8,843       $8,621

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2001

This schedule has one main category: common stocks, which are further broken down by industry group.

SHARES                                    ISSUER                                           VALUE
COMMON STOCKS  100.45%                                                            $1,970,527,201
(Cost $1,850,878,422)

Banks -- Foreign  6.40%                                                             $125,467,638
620,000                                   Banco Popular Espanol SA (Spain)            20,828,714
1,140,000                                 Credit Suisse Group (Switzerland)           41,679,654
2,700,000                                 DnB Holding ASA (Norway)                    10,214,640
2,000,000                                 Lloyds TSB Group Plc (United Kingdom)       20,185,600
700,000                                   UBS AG (Switzerland)                        32,559,030

Banks -- Midwest  5.86%                                                              115,045,886
1,748,775                                 Fifth Third Bancorp                         98,665,886
390,000                                   TCF Financial Corp.                         16,380,000

Banks -- Money Center  9.04%                                                         177,287,244
874,000                                   Bank of New York Co., Inc. (The)            29,724,740
2,557,345                                 Citigroup, Inc.                            116,410,344
881,000                                   J.P. Morgan Chase & Co.                     31,152,160

Banks -- Northeast  3.51%                                                             68,810,940
1,511,000                                 State Street Corp.                          68,810,940

Banks -- Southeast  2.40%                                                             47,039,340
1,465,400                                 BB&T Corp.                                  47,039,340

Banks -- Superregional  19.61%                                                       384,764,383
1,211,600                                 Bank of America Corp.                       71,472,284
1,567,999                                 FleetBoston Financial Corp.                 51,524,447
1,870,281                                 Mellon Financial Corp.                      62,841,442
924,500                                   PNC Financial Services Group                50,755,050
531,000                                   SunTrust Banks, Inc.                        31,785,660
955,000                                   Wachovia Corp.                              27,313,000
2,255,000                                 Wells Fargo & Co.                           89,072,500

Broker Services  7.47%                                                               146,620,982
972,000                                   Goldman Sachs Group, Inc.                   75,971,520
859,400                                   Merrill Lynch & Co., Inc.                   37,564,374
2,568,718                                 Schwab (Charles) Corp.                      33,085,088

Computer -- Services  1.69%                                                           33,166,429
190,000                                   BISYS Group, Inc.*                           9,883,800
361,700                                   Electronic Data Systems Corp.               23,282,629

Diversified Operations  3.65%                                                         71,663,770
1,037,000                                 General Electric Co.                        37,757,170
690,000                                   Tyco International Ltd.                     33,906,600

Finance -- Consumer Loans  8.32%                                                     163,220,663
1,381,320                                 American Express Co.                        40,652,248
823,300                                   Capital One Financial Corp.                 34,010,523
1,008,000                                 Household International, Inc.               52,718,400
1,298,062                                 MBNA Corp.                                  35,839,492

Finance -- Investment Management  3.56%                                               69,763,696
350,000                                   A.G. Edwards, Inc.                          13,839,000
1,970,600                                 Amvescap Plc, American Depositary Receipts
                                            (ADR) (United Kingdom)                    23,499,996
770,000                                   Legg Mason, Inc.                            32,424,700

Finance -- Savings & Loan  1.34%                                                      26,227,562
868,750                                   Washington Mutual, Inc.                     26,227,562

Finance -- Services Misc.  0.82%                                                      16,143,750
525,000                                   SEI Investments Co.                         16,143,750

Insurance -- Accident & Health  0.33%                                                  6,441,144
153,800                                   Anthem, Inc.*                                6,441,144

Insurance -- Brokers  2.61%                                                           51,151,725
528,700                                   Marsh & McLennan Cos., Inc.                 51,151,725

Insurance -- Diversified  3.22%                                                       63,167,260
17,000                                    Berkshire Hathaway Inc.*                    40,018,000
225,000                                   Swiss Re (Switzerland)                      23,149,260

Insurance -- Life  1.12%                                                              21,968,787
448,000                                   Lincoln National Corp.                      18,972,800
133,155                                   Principal Financial Group (The)*             2,995,987

Insurance -- Multiline  2.81%                                                         55,047,975
600,000                                   Assicurazioni Generali SpA (Italy)          16,455,120
84,000                                    Muenchener Rueckversicherungs-
                                            Gesellschaft AG (Germany)                 22,204,938
1,365,000                                 Riunione Adriatica di Sicurta SpA (Italy)   16,387,917

Insurance -- Property & Casualty  6.66%                                              130,720,815
1,404,768                                 American International Group, Inc.         110,414,765
145,000                                   Everest Re Group Ltd. (Barbados)             9,693,250
110,000                                   RenaissanceRe Holdings Ltd. (Bermuda)       10,612,800

Mortgage & Real Estate Services  10.03%                                              196,807,212
406,000                                   Countrywide Credit Industries, Inc.         16,211,580
1,150,000                                 Federal Home Loan Mortgage Assn.            77,993,000
1,267,325                                 Federal National Mortgage Assn.            102,602,632

TOTAL INVESTMENTS  100.45%                                                        $1,970,527,201

OTHER ASSETS AND LIABILITIES, NET  (0.45%)                                           ($8,827,252)

TOTAL NET ASSETS  100.00%                                                         $1,961,699,949


* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

October 31, 2001
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
countries.

                                      VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                       OF NET ASSETS
Barbados                                              0.49%
Bermuda                                               0.54
Germany                                               1.13
Italy                                                 1.67
Norway                                                0.52
Spain                                                 1.06
Switzerland                                           4.96
United Kingdom                                        2.23
United States                                        87.85

Total investments                                   100.45%

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2001

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $1,850,878,422)  $1,970,527,201
Cash                                                   172
Receivable for investments sold                  8,777,962
Receivable for shares sold                         275,542
Dividends and interest receivable                3,326,757
Other assets                                        70,597

Total assets                                 1,982,978,231

LIABILITIES
Borrowed under line of credit                    2,197,000
Payable for investments purchased               15,373,614
Payable for shares repurchased                   1,699,937
Payable for forward foreign currency
   exchange contracts                               54,308
Payable to affiliates                            1,663,890
Other payables and accrued expenses                289,533

Total liabilities                               21,278,282

NET ASSETS
Capital paid-in                              1,810,377,752
Accumulated net realized gain on investments
  and foreign currency transactions             31,691,533
Net unrealized appreciation of investments
  and translation of assets and liabilities
  in foreign currencies                        119,611,793
Undistributed net investment income                 18,871

Net assets                                  $1,961,699,949

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($468,257,321 [DIV] 30,451,045 shares)      $15.38
Class B ($1,438,213,379 [DIV] 95,441,657 shares)    $15.07
Class C ($54,353,887 [DIV] 3,609,874 shares)        $15.06
Class I ($875,362 [DIV] 56,763 shares)              $15.42

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($15.38 [DIV] 95%)                        $16.19
Class C ($15.06 [DIV] 99%)                          $15.21

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2001

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (net of foreign withholding
  taxes of $594,892)                           $38,027,289
Interest                                           814,627
Securities lending income                          100,636

Total investment income                         38,942,552

EXPENSES
Investment management fee                       19,314,987
Class A distribution and service fee             1,822,460
Class B distribution and service fee            17,934,271
Class C distribution and service fee               642,906
Class A, B and C transfer agent fee              6,303,143
Class I transfer agent fee                             239
Custodian fee                                      518,618
Accounting and legal services fee                  497,317
Printing                                           298,270
Trustees' fee                                      153,404
Miscellaneous                                       74,409
Registration and filing fee                         30,852
Auditing fee                                        25,132
Interest expense                                    20,508
Legal fee                                           19,753
Organization expense                                 1,860

Total expenses                                  47,658,129

Net investment loss                             (8,715,577)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                    189,989,090
Foreign currency transactions                   (2,375,868)
Change in net unrealized appreciation
  (depreciation) on
Investments                                   (852,841,553)
Translation of assets and liabilities
   in foreign currencies                             5,507

Net realized and unrealized loss              (665,222,824)

Decrease in net assets from operations       ($673,938,401)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share
holders and any
increase or
decrease in
money share
holders invested
in the Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                  10-31-00         10-31-01

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($7,407,300)     ($8,715,577)
Net realized gain                                4,461,091      187,613,222
Change in net unrealized
  appreciation (depreciation)                  562,449,405     (852,836,046)

Increase (decrease) in net assets
  resulting from operations                    559,503,196     (673,938,401)

From fund share transactions                  (480,581,462)    (270,979,750)

NET ASSETS
Beginning of period                          2,827,696,366    2,906,618,100

End of period 1                             $2,906,618,100   $1,961,699,949

1 Includes distributions in excess of net investment income of $31,502 and undistributed net investment income of $18,871, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-97    10-31-98    10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.03      $14.26      $14.80      $15.92      $20.15
Net investment income 1                                   0.14        0.15        0.10        0.03        0.03
Net realized and unrealized
  gain (loss) on investments                              3.77        0.52 2      1.18        4.20       (4.80)
Total from investment
  operations                                              3.91        0.67        1.28        4.23       (4.77)
Less distributions
From net investment income                               (0.03)      (0.11)      (0.14)         --          --
In excess of net investment income                          --          --       (0.02)         --          --
From net realized gain                                   (0.65)      (0.02)         --          --          --
                                                         (0.68)      (0.13)      (0.16)         --          --
Net asset value,
  end of period                                         $14.26      $14.80      $15.92      $20.15      $15.38
Total return 3 (%)                                       37.19 4      4.66        8.69       26.57      (23.67)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $417        $862        $659        $701        $468
Ratio of expenses
  to average net assets (%)                               1.20        1.37        1.39        1.40        1.37
Ratio of adjusted expenses
  to average net assets 5 (%)                             1.47          --          --          --          --
Ratio of net investment income
  to average net assets (%)                               1.10        0.92        0.62        0.21        0.16
Portfolio turnover (%)                                       6          30          40          48         135

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-97 6  10-31-98    10-31-99    10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.43      $14.18      $14.70      $15.81      $19.88
Net investment income (loss) 1                            0.04        0.03       (0.01)      (0.07)      (0.09)
Net realized and unrealized
  gain (loss) on investments                              2.71        0.54 2      1.17        4.14       (4.72)
Total from investment
  operations                                              2.75        0.57        1.16        4.07       (4.81)
Less distributions
From net investment income                                  --       (0.03)      (0.04)         --          --
In excess of net investment income                          --          --       (0.01)         --          --
From net realized gain                                      --       (0.02)         --          --          --
                                                            --       (0.05)      (0.05)         --          --
Net asset value,
  end of period                                         $14.18      $14.70      $15.81      $19.88      $15.07
Total return 3 (%)                                       24.06 4,7    3.95        7.93       25.74      (24.20)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,309      $2,603      $2,163      $2,148      $1,438
Ratio of expenses
  to average net assets (%)                               1.90 8      2.07        2.07        2.05        2.03
Ratio of adjusted expenses
  to average net assets 5 (%)                             2.17 8        --          --          --          --
Ratio of net investment income (loss)
  to average net assets (%)                               0.40 8      0.22       (0.07)      (0.44)      (0.50)
Portfolio turnover (%)                                       6          30          40          48         135

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.60      $15.81      $19.87
Net investment loss 1                                       -- 9     (0.10)      (0.09)
Net realized and unrealized
  gain (loss) on investments                              0.21        4.16       (4.72)
Total from investment
  operations                                              0.21        4.06       (4.81)
Net asset value,
  end of period                                         $15.81      $19.87      $15.06
Total return 3 (%)                                        1.35 7     25.68      (24.21)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5         $58         $54
Ratio of expenses
  to average net assets (%)                               2.06 8      2.10        2.07
Ratio of net investment loss
  to average net assets (%)                              (0.14) 8    (0.57)      (0.52)
Portfolio turnover (%)                                      40          48         135

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 6
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $18.50
Net investment income 1                                   0.09
Net realized and unrealized
  gain (loss) on investments                             (3.17)
Total from investment
  operations                                             (3.08)
Net asset value,
  end of period                                         $15.42
Total return 3 (%)                                      (16.65) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1
Ratio of expenses
  to average net assets (%)                               0.88 8
Ratio of net investment income
  to average net assets (%)                               0.73 8
Portfolio turnover (%)                                     135

1 Based on the average of the shares outstanding at the end of each month.

2 Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period, due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Class B, Class C and Class I shares began operations on 1-14-97,
  3-1-99 and 3-1-01, respectively.

7 Not annualized.

8 Annualized.

9 Less than $0.01 per share.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The Trustees authorized the issuance of Class I shares effective March 1, 2001. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses

Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of the investment operations of the Fund.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $4,511,026, and the weighted average interest rate was 4.37%. Interest expense includes $20,508 paid under the line of credit. The outstanding borrowing under the line of credit on October 31, 2001 was $2,197,000.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on October 31, 2001.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had the following open forward foreign currency exchange contracts at October 31, 2001:

                  PRINCIPAL AMOUNT       EXPIRATION          UNREALIZED
CURRENCY          COVERED BY CONTRACT    MONTH             DEPRECIATION
BUYS

Euro              354,328                Nov 01                ($3,326)
Swiss Franc       7,778,175              Nov 01                (50,982)

Total                                                         ($54,308)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $1,325,396 with regard to sales of Class A shares. Of this amount, $170,221 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $985,836 was paid as sales commissions to unrelated broker-dealers and $169,339 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2001, JH Funds received net up-front sales charges of $299,294 with regard to sales of Class C shares. Of this amount, $296,645 was paid as sales commissions to unrelated broker-dealers and $2,649 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2001, CDSCs received by JH Funds amounted to $5,840,725 for Class B shares and $38,867 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                           YEAR ENDED 10-31-00          YEAR ENDED 10-31-01
                         SHARES         AMOUNT        SHARES         AMOUNT
CLASS A SHARES
Sold                 21,996,198   $362,140,597     5,369,037   $101,519,701
Repurchased         (28,626,543)  (456,996,909)   (9,680,464)  (175,991,880)
Net decrease         (6,630,345)  ($94,856,312)   (4,311,427)  ($74,472,179)

CLASS B SHARES
Sold                 17,160,863   $284,568,150     8,330,200   $155,288,965
Repurchased         (45,979,889)  (713,267,024)  (20,903,676)  (366,617,340)
Net decrease        (28,819,026) ($428,698,874)  (12,573,476) ($211,328,375)

CLASS C SHARES
Sold                  2,946,848    $48,896,205     1,730,489    $32,218,804
Repurchased            (347,526)    (5,922,481)   (1,061,572)   (18,429,533)
Net increase          2,599,322    $42,973,724       668,917    $13,789,271

CLASS I SHARES 1
Sold                        --              --        87,826     $1,579,664
Repurchased                 --              --       (31,063)      (548,131)
Net increase                --              --        56,763     $1,031,533

NET DECREASE        (32,850,049) ($480,581,462)  (16,159,223) ($270,979,750)

1 Class I shares began operations on 3-1-01.

NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2001, aggregated $3,427,292,691 and $3,669,459,734, respectively.

The cost of investments owned at October 31, 2001, including short-term investments, for federal income tax purposes was $1,865,193,158. Gross unrealized appreciation and depreciation of investments aggregated $238,300,773 and $132,966,730, respectively, resulting in net unrealized appreciation of $105,334,043.

NOTE E
Reclassification
of accounts

During the year ended October 31, 2001, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $10,062,152, an increase in accumulated net investment income of $8,765,950 and an increase in capital paid-in of $1,296,202. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2001. Additional adjustments may be needed in subsequent reporting periods.

These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss, of real estate investment trusts (REITs), and of net realized loss on foreign currency transactions in the computation of distributable income and capital gain under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Financial Industries Fund of John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Financial Industries Fund (a series of John Hancock Investment Trust II) (the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2001

See notes to
financial statements.



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its taxable year ended October 31, 2001.

With respect to the distribution paid by the Fund for the fiscal year ended October 31, 2001, no distributions qualify for the dividends received deduction available to corporations.

The Fund designated distributions to shareholders of $14,019,001 as long-term capital gain dividends. The Fund did not pay any ordinary income dividends during the fiscal year ended October 31, 2001.

Shareholders will receive a 2001 U.S. Treasury Department Form 1099-DIV in January 2002. This will reflect the total of all distributions that are taxable for calendar year 2001.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Core Equity Fund
                    Core Growth Fund
                    Core Value Fund
                    Focused Relative Value Fund
                    Growth Trends Fund
                    Large Cap Growth Fund
                    Large Cap Value Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Growth Fund
                    Small Cap Value Fund
                    Sovereign Investors Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Yield Bond Fund
                    Intermediate Government Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Tax-Free Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Richard P. Chapman, Jr.
William J. Cosgrove*
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.

7000A  10/01
       12/01